General and Administrative expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Directors’ fees	$ (114)	$ (53)	$ (187)	$ (116)
Office and general	(203)	(210)	(514)	(384)
Shareholder information	(184)	(128)	(297)	(199)
Professional fees	(163)	(231)	(315)	(566)
Salaries, benefits and consulting	(648)	(1,194)	(1,321)	(1,703)
Severance	(241)		(241)
Share based payments (Note 17)	(533)		(1,513)
Travel and accommodation	(61)	(67)	(104)	(88)
Field, camp and exploration costs	(5)		(5)
General and administrative expense	$ (2,152)	$ (1,883)	$ (4,497)	$ (3,056)